Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Jul. 31, 2020	Jul. 31, 2019
Income Tax Disclosure [Abstract]
Net operating loss carry-forward	$ 26,540,000	$ 26,940,000
Stock options and warrants	1,950,000	2,030,000
Other temporary differences	(120,000)	(130,000)
Total deferred tax assets	28,370,000	28,840,000
Valuation allowance for deferred tax assets	(28,370,000)	(28,840,000)
Net deferred tax assets